Schedule of reconciliation of liabilities arising from financing activities (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Promissory notes [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	$ 1,443,925
Assumed on acquisition
Cash flows	16,020,181
Interest accrued	768,874
Exchange and other non-cash movements	210,052
Liabilities arising from financing activities, Ending	18,443,032
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	49,355
Assumed on acquisition
Cash flows	(42,486)
Interest accrued
Exchange and other non-cash movements
Liabilities arising from financing activities, Ending	6,869
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	195,499
Assumed on acquisition	5,572,201
Cash flows	(638,438)
Interest accrued
Exchange and other non-cash movements	(246,313)
Liabilities arising from financing activities, Ending	4,882,949
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	56,051
Assumed on acquisition	380,527
Cash flows	(66,655)
Interest accrued
Exchange and other non-cash movements	5,579
Liabilities arising from financing activities, Ending	375,502
SAFE notes [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, beginning	1,929,667
Assumed on acquisition
Cash flows	370,351
Interest accrued
Exchange and other non-cash movements	(2,300,018)
Liabilities arising from financing activities, Ending